Debt, Lines of Credit (Details) $ in Thousands, € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 MXN ($) Facility	Dec. 31, 2024 USD ($) Facility	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)
Lines of credit [Abstract]
Borrowings	$ 567,585,631		$ 500,677,052
Amount withdraw from the credit facility	$ 262,041,021	$ 12,929	249,380,436	$ 188,414,369
Covenants [Abstract]
Consolidated ratio of debt to EBITDA	4	4
Consolidated ratio of EBITDA to interest paid	2.5	2.5
Non-cash consideration [Abstract]
Non-cash transaction related to derecognition of exchangeable bonds through conversion of shares amount	$ 34,569,415
EuroTeleSites [Member]
Lines of credit [Abstract]
Borrowings	6,088,000
Lines of Credit [Member]
Lines of credit [Abstract]
Borrowings	$ 85,228,000		$ 74,466,141
Syndicated Credit Facility One [Member]
Lines of credit [Abstract]
Loans received					$ 1,500
Maturity	2026	2026
Syndicated Credit Facility Two [Member]
Lines of credit [Abstract]
Loans received					$ 2,500
Maturity	2029	2029
Syndicated Revolving Credit Facilities [Member]
Lines of credit [Abstract]
Number of credit facilities | Facility	2	2
Amount withdraw from the credit facility		$ 600
Syndicated Revolving Credit Facilities [Member] | Telekom Austria [Member]
Lines of credit [Abstract]
Loans received | €						€ 1,000